Equity Investments in Unconsolidated Subsidiaries - Increase (Decrease) in Carrying Value of Investment in Life Insurance Policies (Details) (LSC Entities, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013
LSC Entities
Schedule of Equity Method Investments [Line Items]
Change in life expectancy plus 4 months	$ (33,032)	$ (29,537)
Change in life expectancy minus 4 months	34,621	31,313
Change in discount rate plus 1%	(22,413)	(20,055)
Change in discount rate minus 1%	$ 25,228	$ 22,605